Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
July 31, 2025
MER-NPRT3-0925
1.9891246.106
Common Stocks - 96.5%
	Shares	Value ($)
BRAZIL - 3.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	1,100,200	7,010,409
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Petroleo Brasileiro SA - Petrobras ADR	762,315	9,711,893
PRIO SA/Brazil (b)	7,774,759	58,579,186
		68,291,079
Financials - 1.3%
Banks - 0.7%
Itau Unibanco Holding SA	3,567,721	22,401,992
NU Holdings Ltd/Cayman Islands Class A (b)	1,500,493	18,336,025
		40,738,017
Capital Markets - 0.6%
Banco BTG Pactual SA unit	4,847,532	33,874,852
TOTAL FINANCIALS		74,612,869

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	1,864,701	11,012,610
Industrials - 0.3%
Electrical Equipment - 0.1%
WEG SA	571,743	3,789,123
Ground Transportation - 0.2%
Localiza Rent a Car SA	2,153,927	13,320,801
TOTAL INDUSTRIALS		17,109,924

Materials - 0.7%
Metals & Mining - 0.7%
Gerdau SA ADR	4,879,106	14,442,153
Vale SA ADR	2,891,207	27,553,203
		41,995,356
TOTAL BRAZIL		220,032,247
CHINA - 30.4%
Communication Services - 8.5%
Entertainment - 1.5%
NetEase Cloud Music Inc (b)(c)(d)	656,850	21,282,418
Netease Inc ADR	297,212	38,726,724
Tencent Music Entertainment Group Class A ADR	1,493,726	31,353,309
		91,362,451
Interactive Media & Services - 7.0%
Kuaishou Technology B Shares (b)(c)(d)	1,918,400	18,731,367
Meitu Inc (c)(d)(e)	11,973,000	18,309,614
Tencent Holdings Ltd	5,387,834	377,214,325
		414,255,306
TOTAL COMMUNICATION SERVICES		505,617,757

Consumer Discretionary - 7.7%
Automobile Components - 0.4%
Hesai Group ADR (b)	520,163	9,883,097
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	2,643,600	12,072,130
		21,955,227
Automobiles - 0.5%
BYD Co Ltd H Shares (e)	2,181,731	31,855,144
Broadline Retail - 5.3%
Alibaba Group Holding Ltd	10,613,769	159,575,669
Alibaba Group Holding Ltd ADR	205,400	24,777,402
JD.com Inc ADR	1,195,021	37,631,211
PDD Holdings Inc Class A ADR (b)	822,318	93,291,977
		315,276,259
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	1,538,600	6,823,209
Hotels, Restaurants & Leisure - 1.4%
Meituan B Shares (b)(c)(d)	2,629,525	40,567,124
Trip.com Group Ltd ADR	664,092	41,140,500
		81,707,624
TOTAL CONSUMER DISCRETIONARY		457,617,463

Consumer Staples - 1.1%
Beverages - 1.1%
Eastroc Beverage Group Co Ltd A Shares (China)	707,898	27,641,412
Kweichow Moutai Co Ltd A Shares (China)	186,625	36,780,567
		64,421,979
Financials - 5.1%
Banks - 2.3%
China Construction Bank Corp H Shares	93,089,780	95,212,559
China Merchants Bank Co Ltd H Shares	2,469,045	16,021,996
Industrial & Commercial Bank of China Ltd H Shares	40,041,079	30,680,491
		141,915,046
Insurance - 2.8%
China Life Insurance Co Ltd H Shares	18,010,968	52,026,680
China Pacific Insurance Group Co Ltd H Shares	3,060,600	12,326,320
PICC Property & Casualty Co Ltd H Shares	13,818,447	28,681,340
Ping An Insurance Group Co of China Ltd H Shares	10,497,445	72,068,784
		165,103,124
TOTAL FINANCIALS		307,018,170

Health Care - 2.8%
Biotechnology - 0.7%
BeOne Medicines Ltd H Shares (b)	919,300	20,899,755
Zai Lab Ltd ADR (b)	554,104	20,945,131
		41,844,886
Health Care Equipment & Supplies - 0.2%
Shanghai Conant Optical Co Ltd H Shares (e)	1,751,500	9,750,799
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	3,504,900	46,752,633
Pharmaceuticals - 1.1%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	11,266,125	50,614,989
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	1,685,800	16,797,698
		67,412,687
TOTAL HEALTH CARE		165,761,005

Industrials - 2.1%
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,136,186	41,554,200
Ground Transportation - 0.6%
Full Truck Alliance Co Ltd ADR	2,939,928	33,956,168
Machinery - 0.8%
Airtac International Group	241,236	6,845,638
Zhejiang Dingli Machinery Co Ltd A Shares (China)	3,310,300	22,644,758
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	6,384,800	21,098,958
		50,589,354
TOTAL INDUSTRIALS		126,099,722

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.9%
Luxshare Precision Industry Co Ltd A Shares (China)	5,068,000	25,619,635
Shengyi Technology Co Ltd A Shares (China)	1,019,700	6,041,543
Shennan Circuits Co Ltd A Shares (China)	1,021,170	20,059,132
		51,720,310
Semiconductors & Semiconductor Equipment - 0.1%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	517,140	10,727,370
Technology Hardware, Storage & Peripherals - 1.3%
Xiaomi Corp B Shares (b)(c)(d)	11,506,330	77,414,034
TOTAL INFORMATION TECHNOLOGY		139,861,714

Materials - 0.8%
Metals & Mining - 0.8%
Zijin Mining Group Co Ltd H Shares	18,145,169	48,114,812
TOTAL CHINA		1,814,512,622
GREECE - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	186,749	4,189,899
Financials - 0.6%
Banks - 0.6%
Eurobank Ergasias Services and Holdings SA	9,615,481	35,292,332
TOTAL GREECE		39,482,231
HONG KONG - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	135,500	20,823,640
HUNGARY - 1.8%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	890,115	72,380,216
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	1,087,333	32,636,772
TOTAL HUNGARY		105,016,988
INDIA - 13.8%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	4,174,648	90,956,678
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
Eternal Ltd (b)	17,343,113	60,581,463
MakeMyTrip Ltd (b)(e)	186,403	17,445,456
		78,026,919
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd	5,351,941	84,593,183
Financials - 5.2%
Banks - 4.4%
Axis Bank Ltd	1,396,436	16,973,006
HDFC Bank Ltd/Gandhinagar	5,599,222	128,603,168
ICICI Bank Ltd	6,666,334	112,352,973
		257,929,147
Capital Markets - 0.5%
HDFC Asset Management Co Ltd (c)(d)	460,300	29,607,684
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	2,266,752	19,493,114
TOTAL FINANCIALS		307,029,945

Health Care - 1.1%
Health Care Providers & Services - 0.9%
Max Healthcare Institute Ltd	3,671,651	52,136,654
Pharmaceuticals - 0.2%
Mankind Pharma Ltd (b)	417,172	12,181,752
TOTAL HEALTH CARE		64,318,406

Industrials - 1.7%
Aerospace & Defense - 0.8%
Hindustan Aeronautics Ltd (d)	962,692	49,588,546
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	951,844	39,398,006
Passenger Airlines - 0.2%
InterGlobe Aviation Ltd (b)(c)(d)	170,500	11,451,822
Professional Services - 0.0%
Computer Age Management Services Ltd	66,454	2,818,047
TOTAL INDUSTRIALS		103,256,421

Information Technology - 0.6%
IT Services - 0.6%
Infosys Ltd	1,517,184	25,824,854
Tata Consultancy Services Ltd	272,484	9,405,085
		35,229,939
Materials - 0.3%
Metals & Mining - 0.3%
Tata Steel Ltd	9,086,196	16,331,296
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
NTPC Ltd	11,636,792	44,203,333
TOTAL INDIA		823,946,120
INDONESIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Bank Central Asia Tbk PT	107,092,948	53,674,515
Bank Rakyat Indonesia Persero Tbk PT	131,510,606	29,449,254

TOTAL INDONESIA		83,123,769
KOREA (SOUTH) - 11.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
KT Corp	1,122,550	44,271,649
Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Hyundai Mobis Co Ltd	40,670	8,529,955
Automobiles - 1.0%
Hyundai Motor Co	158,342	23,941,589
Kia Corp	437,941	31,849,506
		55,791,095
Broadline Retail - 0.2%
Coupang Inc Class A (b)	486,900	14,329,467
TOTAL CONSUMER DISCRETIONARY		78,650,517

Consumer Staples - 0.6%
Tobacco - 0.6%
KT&G Corp	379,529	35,354,489
Financials - 1.1%
Banks - 0.9%
Hana Financial Group Inc	104,255	6,335,273
KB Financial Group Inc	343,618	27,133,729
Shinhan Financial Group Co Ltd	171,500	8,300,192
Woori Financial Group Inc	731,230	12,895,403
		54,664,597
Insurance - 0.2%
Samsung Fire & Marine Insurance Co Ltd	28,984	9,094,273
TOTAL FINANCIALS		63,758,870

Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co Ltd (b)(c)(d)	37,657	28,595,933
Industrials - 1.7%
Aerospace & Defense - 0.6%
Hanwha Aerospace Co Ltd	31,522	22,352,605
Korea Aerospace Industries Ltd	199,309	13,415,125
		35,767,730
Industrial Conglomerates - 0.3%
SK Square Co Ltd (b)	146,890	15,725,315
Machinery - 0.8%
HD HYUNDAI MIPO	163,840	24,780,592
Samsung Heavy Industries Co Ltd (b)	1,762,742	23,914,012
		48,694,604
TOTAL INDUSTRIALS		100,187,649

Information Technology - 6.0%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	547,656	105,498,615
Technology Hardware, Storage & Peripherals - 4.2%
Samsung Electronics Co Ltd	4,961,167	251,302,312
TOTAL INFORMATION TECHNOLOGY		356,800,927

TOTAL KOREA (SOUTH)		707,620,034
MALAYSIA - 0.4%
Financials - 0.4%
Banks - 0.4%
CIMB Group Holdings Bhd	15,718,744	24,027,945
MEXICO - 3.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series B	17,976,083	16,227,548
Consumer Staples - 0.9%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV ADR	78,738	7,122,639
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	3,364,725	9,918,492
Food Products - 0.6%
Gruma SAB de CV Series B	2,167,833	37,466,222
TOTAL CONSUMER STAPLES		54,507,353

Financials - 1.4%
Banks - 1.4%
Grupo Financiero Banorte SAB de CV	8,485,814	75,623,380
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	885,300	11,742,837
Grupo Aeroportuario del Pacifico SAB de CV Series B	386,246	8,873,318
		20,616,155
Materials - 0.5%
Construction Materials - 0.4%
Cemex SAB de CV ADR	2,633,100	22,907,970
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	1,559,767	9,763,736
TOTAL MATERIALS		32,671,706

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Corp Inmobiliaria Vesta SAB de CV ADR	948,832	26,652,691
TOTAL MEXICO		226,298,833
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	148,985	35,309,445
PHILIPPINES - 0.8%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	4,398,093	33,828,662
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	31,040,677	13,285,189
TOTAL PHILIPPINES		47,113,851
POLAND - 1.0%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Allegro.eu SA (b)(c)(d)	2,406,717	23,771,432
Financials - 0.6%
Banks - 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	1,603,485	35,248,387
TOTAL POLAND		59,019,819
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC (b)(f)	568,462	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	5,098,115	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.5%
Financials - 1.2%
Banks - 1.2%
Al Rajhi Bank	2,142,955	54,129,452
Saudi National Bank/The	1,890,190	18,896,357
		73,025,809
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dr Sulaiman Al Habib Medical Services Group Co	99,200	6,934,030
Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	384,627	12,222,425
TOTAL SAUDI ARABIA		92,182,264
SINGAPORE - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	77,900	12,203,035
SOUTH AFRICA - 3.2%
Consumer Discretionary - 1.5%
Broadline Retail - 1.0%
Naspers Ltd Class N	191,973	59,494,584
Specialty Retail - 0.5%
Pepkor Holdings Ltd (c)(d)	20,204,873	30,380,099
TOTAL CONSUMER DISCRETIONARY		89,874,683

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	809,525	11,799,189
Financials - 1.0%
Banks - 0.8%
Absa Group Ltd	896,582	8,881,533
Capitec Bank Holdings Ltd	145,700	28,250,743
Standard Bank Group Ltd	664,804	8,554,818
		45,687,094
Financial Services - 0.2%
FirstRand Ltd	3,048,692	12,963,792
TOTAL FINANCIALS		58,650,886

Materials - 0.5%
Metals & Mining - 0.5%
Impala Platinum Holdings Ltd (b)	3,155,738	29,826,208
TOTAL SOUTH AFRICA		190,150,966
TAIWAN - 17.1%
Industrials - 0.2%
Machinery - 0.2%
Hiwin Technologies Corp	1,911,000	13,384,891
Information Technology - 16.9%
Communications Equipment - 0.6%
Accton Technology Corp	1,315,510	38,764,884
Electronic Equipment, Instruments & Components - 2.1%
Chroma ATE Inc	2,132,075	30,460,914
Delta Electronics Inc	806,000	15,149,257
Hon Hai Precision Industry Co Ltd	11,819,458	69,347,315
Unimicron Technology Corp	2,273,000	10,294,537
		125,252,023
Semiconductors & Semiconductor Equipment - 13.4%
Alchip Technologies Ltd	135,477	17,279,906
ASE Technology Holding Co Ltd	3,512,943	16,997,190
eMemory Technology Inc	176,861	11,945,510
MediaTek Inc	893,409	40,366,357
Taiwan Semiconductor Manufacturing Co Ltd	18,549,290	712,523,081
		799,112,044
Technology Hardware, Storage & Peripherals - 0.8%
Wiwynn Corp	496,000	45,166,088
TOTAL INFORMATION TECHNOLOGY		1,008,295,039

TOTAL TAIWAN		1,021,679,930
THAILAND - 1.1%
Financials - 0.2%
Banks - 0.2%
SCB X PCL	3,677,335	14,160,566
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Airports of Thailand PCL	38,049,800	47,397,425
Materials - 0.1%
Chemicals - 0.1%
PTT Global Chemical PCL	6,327,100	4,548,081
TOTAL THAILAND		66,106,072
TURKEY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,596,127	14,419,473
UNITED ARAB EMIRATES - 1.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
ADNOC Drilling Co PJSC	34,075,597	54,178,812
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	7,512,012	33,295,369
Emirates NBD Bank PJSC	1,125,194	8,194,536
		41,489,905
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Emaar Properties PJSC	4,659,400	19,345,190
TOTAL UNITED ARAB EMIRATES		115,013,907
UNITED KINGDOM - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Anglogold Ashanti Plc	1,084,242	50,146,193
TOTAL COMMON STOCKS (Cost $4,117,004,840)		5,768,229,385

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/9/2025 (h)	4.30	3,170,000	3,144,162
US Treasury Bills 0% 9/25/2025	4.26	70,000	69,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,213,709)			3,213,702

Money Market Funds - 6.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	333,666,769	333,733,502
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	32,521,763	32,525,015
TOTAL MONEY MARKET FUNDS (Cost $366,258,517)			366,258,517

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $4,486,477,066)	6,137,701,604
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(158,405,648)
NET ASSETS - 100.0%	5,979,295,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	155	Sep 2025	9,596,825	193,038	193,038

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $427,984,873 or 7.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $477,573,419 or 8.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,920,995.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	345,627,746	1,495,388,113	1,507,282,357	7,724,500	-	-	333,733,502	333,666,769	0.6%
Fidelity Securities Lending Cash Central Fund	61,570,305	503,018,487	532,063,777	191,609	-	-	32,525,015	32,521,763	0.1%
Total	407,198,051	1,998,406,600	2,039,346,134	7,916,109	-	-	366,258,517

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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